STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements [Abstract]
Disclosure of significant measurement estimates to determine fair value of stock-based compensation	The table below shows the weighted average fair value of stock options granted during 2025 and 2024 and the principal assumptions used in applying the Black-Scholes model for granted options to determine their fair value at the grant date.

	Years ended December 31
	2025	2024

Weighted average fair value	$4.99	$8.08

Risk-free interest rate	3.0%	3.4%
Dividend yield	5.2%	3.6%
Volatility of Class B Non-Voting Shares	22.7%	24.2%
Weighted average expected life	5.5 years	5.4 years

Disclosure of stock-based compensation expense
Below is a summary of our stock-based compensation expense, which is included in employee salaries and benefits expense.

	Years ended December 31
(In millions of dollars)	2025	2024

Stock options	37	(58)
Restricted share units	68	20
Deferred share units	15	(10)
Equity derivative effect, net of interest receipt	(22)	102

Total stock-based compensation expense	98	54

Disclosure of number and weighted average exercise prices of share options
Below is a summary of the stock option plans, including performance options.

	Year ended December 31, 2025		Year ended December 31, 2024
(In number of units, except prices)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	9,707,847	$63.89	10,593,645	$63.88
Granted	2,687,103	$40.37	353,105	$61.39
Exercised	—	—	(153,615)	$53.04
Forfeited	(628,856)	$62.82	(1,085,288)	$64.44

Outstanding, end of year	11,766,094	$58.58	9,707,847	$63.89

Exercisable, end of year	7,322,180	$64.10	6,135,190	$63.69

Disclosure of range of exercise prices of outstanding share options
Below is a summary of the range of exercise prices, the weighted average exercise price, and the weighted average remaining contractual life as at December 31, 2025.

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$40.37 - $44.99	2,687,103	9.17	$40.37	—	—
$45.00 - $49.99	119,082	0.16	$49.95	119,082	$49.95
$55.00 - $59.99	1,398,962	4.32	$58.46	1,179,245	$58.46
$60.00 - $64.99	2,300,957	4.51	$62.27	1,735,323	$62.40
$65.00 - $69.99	4,617,715	6.04	$65.58	3,646,255	$65.63
$70.00 - $73.00	642,275	3.16	$73.00	642,275	$73.00

	11,766,094	6.03	$58.58	7,322,180	$64.10

Disclosure of number and weighted average exercise prices of other equity instruments
Below is a summary of the RSUs outstanding, including performance RSUs.

	Years ended December 31
(In number of units)	2025	2024

Outstanding, beginning of year	2,448,224	2,551,728
Granted and reinvested dividends	1,966,136	1,246,949
Exercised	(790,423)	(943,096)
Forfeited	(294,385)	(407,357)

Outstanding, end of year	3,329,552	2,448,224
Below is a summary of the DSUs outstanding, including performance DSUs.

	Years ended December 31
(In number of units)	2025	2024

Outstanding, beginning of year	908,678	956,410
Granted and reinvested dividends	243,438	231,590
Exercised	(168,049)	(279,098)
Forfeited	(285)	(224)

Outstanding, end of year	983,782	908,678